LONG-TERM INVESTMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2023 HKD ($)	Jan. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Debt Instrument [Line Items]
Investment				$ 8,500,000					$ 15,647,738
Long term investments						$ 4,965,469	$ 38,647,738			$ 1,862,963	$ 14,500,000
Impairment loss on long term investment					$ 1,963,000
Redeemed investment				48,253,736
Gain on sale of investments			$ 142,099	1,105,998
Company A [Member]
Debt Instrument [Line Items]
Equity ownership percentage						4.99%	4.99%
Company B [Member]
Debt Instrument [Line Items]
Equity ownership percentage									3.00%
Company D [Member]
Debt Instrument [Line Items]
Investment				$ 8,500,000
Equity ownership percentage				1.90%
Redeemed investment				$ 48,253,736
Gain on sale of investments				1,105,998
Company A [Member]
Debt Instrument [Line Items]
Investment		$ 0		$ 0			$ 14,500,000
Company B [Member]
Debt Instrument [Line Items]
Investment									$ 8,500,000
Company C [Member]
Debt Instrument [Line Items]
Investment								$ 1,963,000
Long term investments							$ 38,647,738